RBC BlueBay Access Capital Community Investment Fund Investment Strategy - RBC BlueBay Access Capital Community Investment Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas. Within those parameters, the Fund seeks a return consisting of current income and capital appreciation that is competitive relative to the Fund’s benchmark index. The Fund invests primarily in mortgage-backed securities, small business loans, municipal securities, and other instruments supporting the Fund’s impact goal of supporting LMI individuals and communities and underserved areas. These investments may involve private placement transactions and may include variable rate instruments.Certain investors in Class I shares of the Fund may express geographic and/or thematic preferences that will be sought when consistent with the Fund’s overall investment objective and impact goal. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer.The Adviser incorporates material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.Community Investments. At the time of their share purchase, Class I investors meeting certain investment requirements may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Adviser is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder’s returns will be based on the investment performance of the Fund’s blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder. The Fund expects that substantially all or most of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”) and that shares of the Fund will be eligible for regulatory credit under the CRA.Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support affordable housing and/or underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to CRA requirements do not receive CRA credit for their investments.Concentration in the Affordable Housing Industry.The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association (“Ginnie Mae”) and government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Housing Administration (“FHA”) project loans, and tax-exempt debt issued by state housing finance authorities (“HFAs”) to finance their work in affordable housing.Credit Quality. The Fund will invest at least 75% of its total assets in securities (i) having a rating in the highest rating category assigned by a nationally recognized statistical rating organization; or (ii) if unrated, deemed by the Adviser to be of comparable quality to securities which are so rated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or GSEs (together, “First Tier Holdings”). The remainder of the Fund’s total assets will be invested in First Tier Holdings or in securities rated at least in the second highest category assigned by a nationally recognized statistical rating organization, or, if unrated, deemed by the Adviser to be of comparable quality.Duration. The Adviser seeks to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges (such as 25%) above or below the Bloomberg Barclays U.S. Securitized Index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. The Adviser may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration. As of December 31, 2025, the duration of the Bloomberg Barclays U.S. Securitized Index was 5.49 years.
Strategy Portfolio Concentration [Text]	The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry.